SMART TRUST, ENHANCED VALUE II TRUST (2010 SERIES H)

Supplement to the Prospectus

     Notwithstanding anything to the contrary in the prospectus, the deferred sales charge will be paid in three monthly installments beginning on April 20, 2011.

     Supplement Dated: December 13, 2010